Document and Entity Information	Apr. 30, 2021
Cover [Abstract]
Entity Registrant Name	FARMERS & MERCHANTS BANCORP INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000792966
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity Incorporation State Country Code	OH
Entity File Number	001-38084
Entity Tax Identification Number	34-1469491
Entity Address, Address Line One	307 North Defiance Street
Entity Address, City or Town	Archbold
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43502
City Area Code	(419)
Local Phone Number	446-2501
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	FMAO
Entity Emerging Growth Company	false